Fair Value of Financial Instruments - Schedule of Weighted Average Assumptions Used in Determining the Fair Value (Details) - $ / shares				1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 03, 2022	Nov. 01, 2022	Oct. 25, 2022	Nov. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price (in Dollars per share)			$ 13.05						$ 10.115
Expected volatility			28.10%		79.30%		79.30%	75.10%
Risk-free interest rate			4.00%		4.66%		4.66%	1.81%
Expected term (in years)			1 month 28 days		1 year		1 year	7 years
Expected dividend yield					0.00%		0.00%	0.00%
April 2023 Convertible Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price					$ 0.08		$ 0.08
Expected volatility					74.90%		74.90%
Risk-free interest rate					4.65%		4.65%
Expected term (in years)					4 years 5 months 26 days		4 years 5 months 26 days
Expected dividend yield					0.00%
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price					$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility					100.00%	45.50%	84.00%	30.00%
Risk-free interest rate					4.52%	4.12%	4.01%	3.99%
Expected term (in years)					3 years 4 months 2 days	4 years 4 months 2 days	3 years 10 months 2 days	4 years 10 months 2 days
Expected dividend yield					0.00%	0.00%	0.00%	0.00%
April 2023 Conversion Feature Liability Related To Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price							$ 0.18
Expected volatility							73.70%
Risk-free interest rate							4.68%
Expected term (in years)							29 days
Expected dividend yield							0.00%
April 2023 Convertible Notes Under Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price							$ 0.18
Expected volatility							73.70%
Risk-free interest rate							4.68%
Expected term (in years)							29 days
Expected dividend yield							0.00%
White Lion Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price					$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility	86.50%	86.50%			78.50%	88.00%	95.30%	81.00%
Risk-free interest rate	4.53%			4.53%	4.84%	4.63%	4.23%	4.16%
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements					25.00%	2.50%	2.50%	0.30%
Expected dividend yield					0.00%	0.00%	0.00%	0.00%